Capital Raise- Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2012	Jun. 12, 2013 Private Placement [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member] Rights [Member]	Jun. 12, 2013 Common Stock [Member] Private Placement [Member]	Jun. 12, 2013 Series B Preferred Stock [Member]	Dec. 31, 2013 Series B Preferred Stock [Member]	Jun. 12, 2013 Series B Preferred Stock [Member] Private Placement [Member]
Proceeds from Issuance or Sale of Equity	$ 50.0			$ 45.0		$ 5.0
Stock Issued During Period, Shares, New Issues					5,700,000	1,100,000	4,600,000	5,240,192	5,200,000	5,200,000
Common Stock Shares Outstanding	11,862,367	11,862,367	6,069,551
Stock Issue Price Per Share	$ 4.55			$ 4.55